Commitments and Contingencies (Details)								12 Months Ended		24 Months Ended
	Dec. 23, 2024 USD ($) shares	Dec. 09, 2024 USD ($) shares	Sep. 19, 2024 USD ($)	Apr. 22, 2024 USD ($) $ / shares shares	Dec. 11, 2023 USD ($) shares	Mar. 10, 2023 USD ($) $ / shares shares	Dec. 15, 2021 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Item $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 15, 2025	Apr. 26, 2024 USD ($)
Loss Contingencies [Line Items]
Deferred underwriting commissions								$ 11,100,000	$ 1,500,000
Price per share | $ / shares								$ 0.88	$ 0.25
Purchase Commitment, Remaining Minimum Amount Committed								$ 200,000
Purchase Commitment, Description								The majority of the Company’s outstanding inventory purchase orders and preauthorized commitments to procure strategic components based on the Company’s expected demand are placed with the Company’s primary third party contract manufacturer and a semiconductor supplier.
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable									$ 25,000,000
Shares Issued | shares								17,519,999	17,454,353
Business Combination Advisory Fees			$ 1,000,000,000
Business Combination Private Placement Fee			$ 500,000,000
Duration To Pay Business Combination private placement fee			2 days
Threshold Limit For Sale Transaction Fee For Transaction Value			$ 3,000,000,000
Threshold Limit For Sale Transaction Fee For Transaction Value Percentage			1.00%
Common stock, par value per share | $ / shares								$ 0.00001	$ 0.00001
Inventory purchases related to purchase obligation								$ 4,300,000	$ 4,400,000
Deferred Offering Costs And Accrued Liabilities Associated With Contract								0.6
Advisory fee								$ 800,000
Reset price per share | $ / shares								$ 10
Floor price per share | $ / shares								1
Number of share price held at reset date | $ / shares								$ 10
Number of sharing share held | shares								300,000
Restricted Stock Units (RSUs) [Member]
Loss Contingencies [Line Items]
Shares Issued | shares								6,000,000
Stock issued during period, shares, restricted stock award, gross | shares								6,936,285
Earnout Common Stock
Loss Contingencies [Line Items]
Shares Issued | shares									16,300,000
Lock up Agreement | Merger Agreement
Loss Contingencies [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination								150 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences								20 days
Lock up Agreement | Merger Agreement | Class A common stock subject to possible redemption
Loss Contingencies [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares								$ 12
accrued losses [Member]
Loss Contingencies [Line Items]
Loss Contingency, Accrual, Noncurrent								$ 600,000	$ 3,600,000
Blaize Holdings, Inc.
Loss Contingencies [Line Items]
Business acquisition, share price | $ / shares								$ 10
Backstop Subscription Agreement
Loss Contingencies [Line Items]
Trust Amount Before Payment Of Expenses				$ 30,000,000,000
Backstop Subscription Agreement | Class A common stock
Loss Contingencies [Line Items]
Per Share Divided Factor Of Number Of Shares For Merger				10.00%
letter agreement [Member]
Loss Contingencies [Line Items]
Stock Forfeited During Period Share | shares				2,000,000
BURTECH ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
Maximum number of demands for registration of securities | Item								3
Underwriting cash discount per unit (in percentage)							1
Underwriting fees							$ 2,875,000
Deferred underwriting discount per unit (in percentage)								3.5
Deferred underwriting commissions							$ 10,062,500	$ 10,062,500	10,062,500
Stock issued (in shares) | shares							431,250
Aggregate purchase price							$ 3,456,652
Representative shares per share | $ / shares							$ 8.02
Aggregate fair value									8,758,683
Excise tax liability recorded								2,861,625	2,523,150
Accrued penalties and interest								310,728	0
BURTECH ACQUISITION CORP [Member] | EF Hutton
Loss Contingencies [Line Items]
Cash payment agreed in lieu of full deferred underwriting commission											$ 1,500,000
BURTECH ACQUISITION CORP [Member] | Class A common stock subject to possible redemption
Loss Contingencies [Line Items]
Number of shares redeemed | shares		241,120			2,285,040	22,119,297
Value of shares redeemed		$ 2,774,658			$ 24,539,002	$ 227,776,035
Excise tax liability recorded								$ 2,550,897	$ 2,523,150
Percentage of Shares Redeemed										1.00%
BURTECH ACQUISITION CORP [Member] | Class A common stock
Loss Contingencies [Line Items]
Common stock, par value per share | $ / shares								$ 0.0001	$ 0.0001
BURTECH ACQUISITION CORP [Member] | Lock up Agreement | Merger Agreement
Loss Contingencies [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination								150 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences								20 days
BURTECH ACQUISITION CORP [Member] | Lock up Agreement | Merger Agreement | Class A common stock subject to possible redemption
Loss Contingencies [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares								$ 12
BURTECH ACQUISITION CORP [Member] | Backstop Subscription Agreement
Loss Contingencies [Line Items]
Backstop amount				$ 30,000,000
BURTECH ACQUISITION CORP [Member] | Backstop Subscription Agreement | Sponsor
Loss Contingencies [Line Items]
Backstop amount				$ 30,000,000
Price per share | $ / shares				$ 10
BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreements
Loss Contingencies [Line Items]
Number of shares redeemed | shares	937,844
Value of shares redeemed	$ 10,900,000
BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreements | Class A common stock
Loss Contingencies [Line Items]
Common stock, par value per share | $ / shares								0.0001
BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreements | Sponsor
Loss Contingencies [Line Items]
Return of per share of non-redeemed share | $ / shares								1.5
BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreements | Founder Shares
Loss Contingencies [Line Items]
Maximum number of shares transferred in exchange for non-redeemed shares | shares						1,149,412
Aggregate fair value						$ 8,758,683
Fair value per share | $ / shares						$ 7.62
BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreements | Founder Shares | Probability of a successful business combination
Loss Contingencies [Line Items]
Measurement input						75
BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreements | Founder Shares | Implied volatility
Loss Contingencies [Line Items]
Measurement input						0.0416
BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreements | Founder Shares | Measurement Input, Exercise Price [Member]
Loss Contingencies [Line Items]
Measurement input						10.24
New Blaize [Member]
Loss Contingencies [Line Items]
Common stock, par value per share | $ / shares								$ 10